Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.5%
AZ-COM MARUWA Holdings Inc.	600	$7,136
Mitsui-Soko Holdings Co. Ltd.	600	16,306
Nippon Express Holdings Inc.	1,200	68,531
SBS Holdings Inc.	600	12,620
SG Holdings Co. Ltd.	6,600	91,514
Yamato Holdings Co. Ltd.	4,800	76,062
		272,169
Auto Components — 2.4%
Aisin Corp.	3,000	79,545
Bridgestone Corp.	11,400	403,641
Denso Corp.	7,200	353,087
Koito Manufacturing Co. Ltd.	4,200	62,614
NGK Spark Plug Co. Ltd.	2,400	43,985
Nifco Inc./Japan	1,200	27,982
Sumitomo Electric Industries Ltd.	12,600	142,360
Sumitomo Rubber Industries Ltd.	3,600	31,286
Toyo Tire Corp.	1,800	20,259
Toyoda Gosei Co. Ltd.	1,200	18,507
Toyota Boshoku Corp.	1,800	23,890
TS Tech Co. Ltd.	1,800	20,587
Yokohama Rubber Co. Ltd. (The)	1,800	27,852
		1,255,595
Automobiles — 3.8%
Honda Motor Co. Ltd.	28,800	656,900
Isuzu Motors Ltd.	10,200	118,247
Subaru Corp.	10,800	163,513
Suzuki Motor Corp.	6,600	211,380
Toyota Motor Corp.	52,820	720,599
Yamaha Motor Co. Ltd.	5,400	122,047
		1,992,686
Banks — 6.6%
Aozora Bank Ltd.	2,400	47,171
Chiba Bank Ltd. (The)	9,600	70,043
Concordia Financial Group Ltd.	19,200	80,168
Fukuoka Financial Group Inc.	3,000	68,154
Mebuki Financial Group Inc.	16,200	41,169
Mitsubishi UFJ Financial Group Inc.	136,200	914,367
Mizuho Financial Group Inc.	49,850	702,301
Resona Holdings Inc.	43,800	240,568
Seven Bank Ltd.	11,400	22,730
Shinsei Bank Ltd.	1,200	19,498
Sumitomo Mitsui Financial Group Inc.	25,200	1,013,857
Sumitomo Mitsui Trust Holdings Inc.	6,604	230,450
		3,450,476
Beverages — 1.1%
Asahi Group Holdings Ltd.	7,800	242,796
Kirin Holdings Co. Ltd.	15,600	237,766
Suntory Beverage & Food Ltd.	2,400	81,725
Takara Holdings Inc.	2,400	18,993
		581,280
Biotechnology — 0.1%
PeptiDream Inc.(a)	1,800	28,256
Takara Bio Inc.	1,200	15,663
		43,919
Building Products — 1.7%
AGC Inc.	3,600	119,469
Daikin Industries Ltd.	4,200	637,196
Security	Shares	Value

Building Products (continued)
Nichias Corp.	1,200	$21,443
Sanwa Holdings Corp.	3,600	33,145
TOTO Ltd.	2,400	81,407
		892,660
Capital Markets — 1.0%
Daiwa Securities Group Inc.	24,600	108,702
GMO Financial Holdings Inc.	600	2,327
JAFCO Group Co. Ltd.	1,200	20,341
Japan Exchange Group Inc.	9,600	138,363
Monex Group Inc.	4,200	13,165
Nomura Holdings Inc.	63,600	235,668
		518,566
Chemicals — 4.1%
Aica Kogyo Co. Ltd.	1,200	28,383
Air Water Inc.	3,000	34,831
Asahi Kasei Corp.	21,600	153,761
Daicel Corp.	4,800	34,544
Denka Co. Ltd.	1,200	27,423
Kansai Paint Co. Ltd.	3,000	36,717
KH Neochem Co. Ltd.	600	12,158
Kuraray Co. Ltd.	5,400	43,219
Mitsubishi Chemical Group Corp.	23,400	121,142
Mitsubishi Gas Chemical Co. Inc.	2,400	32,992
Mitsui Chemicals Inc.	3,000	67,382
Nippon Paint Holdings Co. Ltd.	15,600	122,524
Nippon Sanso Holdings Corp.	3,600	52,148
Nissan Chemical Corp.	1,800	78,493
Nitto Denko Corp.	2,400	138,227
NOF Corp.	1,200	47,836
Shin-Etsu Chemical Co. Ltd.	6,000	732,673
Sumitomo Chemical Co. Ltd.	26,400	94,661
Teijin Ltd.	3,600	35,083
Tokai Carbon Co. Ltd.	3,000	24,211
Tokuyama Corp.	1,200	16,288
Toray Industries Inc.	23,400	130,136
Tosoh Corp.	4,800	57,080
UBE Corp.	1,800	26,384
Zeon Corp.	2,400	24,151
		2,172,447
Commercial Services & Supplies — 0.5%
Aeon Delight Co. Ltd.	600	13,756
Japan Elevator Service Holdings Co. Ltd.	1,200	14,917
Pilot Corp.	600	21,845
Secom Co. Ltd.	3,600	205,408
Sohgo Security Services Co. Ltd.	1,200	32,671
		288,597
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	1,800	31,583
EXEO Group Inc.	1,800	30,587
Hazama Ando Corp.	3,000	19,147
INFRONEER Holdings Inc.	3,600	27,359
Kajima Corp.	7,800	90,771
Kandenko Co. Ltd.	1,800	11,755
Kumagai Gumi Co. Ltd.	600	11,952
Kyudenko Corp.	600	14,842
MIRAIT ONE corp.	1,800	20,746
Nishimatsu Construction Co. Ltd.	600	17,834
Obayashi Corp.	12,000	90,643
Penta-Ocean Construction Co. Ltd.	4,800	22,420

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Shimizu Corp.	10,200	$54,426
SHO-BOND Holdings Co. Ltd.	600	25,547
Taisei Corp.	3,600	116,083
Toda Corp.	4,200	22,523
		608,218
Construction Materials — 0.1%
Taiheiyo Cement Corp.	2,400	37,325

Consumer Finance — 0.2%
Acom Co. Ltd.	6,600	15,795
AEON Financial Service Co. Ltd.	2,400	25,369
Marui Group Co. Ltd.	3,000	49,517
Orient Corp.	900	7,909
		98,590
Containers & Packaging — 0.1%
FP Corp.	600	17,263
Rengo Co. Ltd.	3,000	20,587
		37,850
Distributors — 0.0%
PALTAC Corp.	600	21,014

Diversified Financial Services — 1.0%
Fuyo General Lease Co. Ltd.	600	39,113
Mitsubishi HC Capital Inc.	13,800	67,876
Mizuho Leasing Co. Ltd.	600	15,170
ORIX Corp.	22,800	364,952
Tokyo Century Corp.	600	20,224
Zenkoku Hosho Co. Ltd.	600	22,988
		530,323
Diversified Telecommunication Services — 1.6%
Internet Initiative Japan Inc.	1,800	33,346
Nippon Telegraph & Telephone Corp.	27,600	787,111
Usen-Next Holdings Co. Ltd.	600	9,726
		830,183
Electric Utilities — 0.6%
Chubu Electric Power Co. Inc.	13,200	136,494
Hokkaido Electric Power Co. Inc.	3,600	12,718
Kansai Electric Power Co. Inc. (The)	13,200	128,184
Kyushu Electric Power Co. Inc.	7,800	44,089
		321,485
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	2,400	90,574
Mitsubishi Electric Corp.	36,600	362,667
Nidec Corp.	8,400	432,257
		885,498
Electronic Equipment, Instruments & Components — 4.9%
Anritsu Corp.	3,000	29,213
Azbil Corp.	3,000	75,322
Daiwabo Holdings Co. Ltd.	1,800	26,389
Dexerials Corp.	1,200	23,056
Hamamatsu Photonics KK	3,000	143,183
Horiba Ltd.	600	26,012
Ibiden Co. Ltd.	1,800	64,912
Keyence Corp.	2,144	832,396
Kyocera Corp.	5,400	268,038
Murata Manufacturing Co. Ltd.	10,800	532,604
Omron Corp.	3,600	173,980
Shimadzu Corp.	4,200	118,901
Taiyo Yuden Co. Ltd.	1,800	51,860
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TDK Corp.	5,400	$175,681
Yokogawa Electric Corp.	3,600	57,136
		2,598,683
Entertainment — 2.6%
Capcom Co. Ltd.	3,600	114,914
GungHo Online Entertainment Inc.(a)	1,290	20,836
Koei Tecmo Holdings Co. Ltd.	2,480	44,855
Konami Group Corp.	1,800	81,653
Nexon Co. Ltd.	9,000	202,056
Nintendo Co. Ltd.	17,400	731,610
Square Enix Holdings Co. Ltd.	1,800	83,566
Toho Co. Ltd./Tokyo	2,400	92,510
		1,372,000
Food & Staples Retailing — 2.0%
Cosmos Pharmaceutical Corp.	400	40,641
Create SD Holdings Co. Ltd.	600	14,989
Kobe Bussan Co. Ltd.	3,000	86,464
Kusuri no Aoki Holdings Co. Ltd.	600	34,953
Lawson Inc.	1,200	45,877
Life Corp.	600	12,043
MatsukiyoCocokara & Co.	2,400	120,633
Seven & i Holdings Co. Ltd.	12,600	539,990
Sugi Holdings Co.Ltd.	600	26,684
Sundrug Co. Ltd.	1,200	35,660
Tsuruha Holdings Inc.	600	46,539
Welcia Holdings Co. Ltd.	1,800	41,959
Yaoko Co. Ltd.	600	30,895
		1,077,327
Food Products — 2.1%
Ajinomoto Co. Inc.	8,400	256,732
Calbee Inc.	1,800	40,896
Kagome Co. Ltd.	1,800	41,729
Kewpie Corp.	1,800	32,659
Kikkoman Corp.	2,400	126,328
MEIJI Holdings Co. Ltd.	2,400	123,020
Morinaga & Co. Ltd./Japan	600	17,902
Morinaga Milk Industry Co. Ltd.	600	22,784
NH Foods Ltd.	1,200	33,503
Nichirei Corp.	1,800	39,331
Nippon Suisan Kaisha Ltd.	4,800	19,992
Nissin Foods Holdings Co. Ltd.	1,200	95,033
Prima Meat Packers Ltd.	600	9,985
Toyo Suisan Kaisha Ltd.	1,800	69,347
Yakult Honsha Co. Ltd.	2,400	156,234
		1,085,475
Gas Utilities — 0.5%
Nippon Gas Co. Ltd.	1,800	28,169
Osaka Gas Co. Ltd.	7,200	116,014
Tokyo Gas Co. Ltd.	7,200	140,975
		285,158
Health Care Equipment & Supplies — 3.3%
Asahi Intecc Co. Ltd.	4,800	78,299
Hoya Corp.	7,600	727,917
Nihon Kohden Corp.	1,800	43,697
Olympus Corp.	22,200	391,554
Sysmex Corp.	3,000	181,112
Terumo Corp.	10,800	306,186
		1,728,765

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	3,600	$45,760
BML Inc.	600	15,221
H.U. Group Holdings Inc.	1,200	26,210
Medipal Holdings Corp.	3,600	47,582
Ship Healthcare Holdings Inc.	1,200	24,404
		159,177
Health Care Technology — 0.4%
M3 Inc.	7,200	195,576

Hotels, Restaurants & Leisure — 0.3%
Food & Life Companies Ltd.	2,400	47,316
McDonald's Holdings Co. Japan Ltd.	1,800	68,412
Zensho Holdings Co. Ltd.	1,800	45,209
		160,937
Household Durables — 3.1%
Casio Computer Co. Ltd.	2,400	24,348
ES-Con Japan Ltd.	600	3,560
Haseko Corp.	3,600	40,210
Iida Group Holdings Co. Ltd.	3,000	45,549
Open House Group Co. Ltd.	1,200	43,692
Panasonic Holdings Corp.	42,000	351,499
Pressance Corp.	600	6,998
Rinnai Corp.	600	44,649
Sekisui Chemical Co. Ltd.	7,200	100,356
Sekisui House Ltd.	10,800	191,474
Sharp Corp./Japan	4,200	30,169
Sony Group Corp.	9,600	731,727
Sumitomo Forestry Co. Ltd.	2,400	42,416
		1,656,647
Household Products — 0.7%
Lion Corp.	4,200	48,310
Pigeon Corp.	2,400	39,333
Unicharm Corp.	7,200	275,661
		363,304
Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	2,400	38,117
eRex Co. Ltd.	600	9,924
RENOVA Inc.(a)	1,200	21,478
West Holdings Corp.	600	19,965
		89,484
Industrial Conglomerates — 1.5%
Hitachi Ltd.	15,000	754,744
TOKAI Holdings Corp.	1,800	11,749
		766,493
Insurance — 3.4%
Dai-ichi Life Holdings Inc.	17,400	392,951
MS&AD Insurance Group Holdings Inc.	7,200	230,183
Sompo Holdings Inc.	6,000	265,458
T&D Holdings Inc.	9,600	137,421
Tokio Marine Holdings Inc.	34,800	743,411
		1,769,424
Interactive Media & Services — 0.3%
Infocom Corp.	600	9,787
Kakaku.com Inc.	3,000	48,137
Z Holdings Corp.	50,400	125,875
		183,799
Internet & Direct Marketing Retail — 0.1%
ZOZO Inc.	2,400	59,270
Security	Shares	Value

IT Services — 3.2%
Bell System24 Holdings Inc.	600	$6,183
BIPROGY Inc.	1,200	30,405
Change Inc.	1,200	19,676
Digital Garage Inc.	600	20,708
DTS Corp.	600	13,521
Fujitsu Ltd.	3,600	479,943
GMO internet group Inc.	1,200	22,416
GMO Payment Gateway Inc.	600	49,619
Information Services International-Dentsu Ltd.	600	17,798
Itochu Techno-Solutions Corp.	1,800	41,752
NEC Corp.	4,800	168,332
NEC Networks & System Integration Corp.	1,200	15,002
NET One Systems Co. Ltd.	1,200	31,250
Nomura Research Institute Ltd.	7,264	172,694
NS Solutions Corp.	600	14,535
NSD Co. Ltd.	1,200	20,739
NTT Data Corp.	11,400	166,129
Obic Co. Ltd.	1,200	176,171
Otsuka Corp.	1,800	56,737
SCSK Corp.	3,000	45,410
TIS Inc.	4,200	110,383
Transcosmos Inc.	600	14,734
		1,694,137
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	3,000	188,038
Shimano Inc.	1,400	221,226
Yamaha Corp.	2,400	89,059
		498,323
Machinery — 5.8%
Amada Co. Ltd.	6,000	46,724
Daifuku Co. Ltd.	1,800	83,905
DMG Mori Co. Ltd.	2,400	31,783
Ebara Corp.	1,200	42,747
FANUC Corp.	3,400	508,798
Fuji Corp./Aichi	1,800	26,226
Hitachi Construction Machinery Co. Ltd.	1,200	26,744
Hoshizaki Corp.	2,400	84,389
IHI Corp.	2,400	69,524
Komatsu Ltd.	16,800	363,117
Kubota Corp.	18,600	254,103
Makita Corp.	4,200	97,840
MINEBEA MITSUMI Inc.	6,000	88,896
MISUMI Group Inc.	5,400	117,365
Mitsubishi Heavy Industries Ltd.	6,000	237,099
Miura Co. Ltd.	1,200	27,519
Nabtesco Corp.	2,400	60,874
NGK Insulators Ltd.	4,200	53,246
SMC Corp.	1,200	501,064
Sumitomo Heavy Industries Ltd.	2,400	47,914
Takeuchi Manufacturing Co. Ltd.	600	13,174
Toyota Industries Corp.	2,400	130,382
Yaskawa Electric Corp.	4,200	134,003
		3,047,436
Marine — 0.8%
Kawasaki Kisen Kaisha Ltd.	3,000	63,528
Mitsui OSK Lines Ltd.	6,000	149,927
Nippon Yusen KK	9,600	226,374
		439,829

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 0.2%
CyberAgent Inc.	8,400	$74,783
Hakuhodo DY Holdings Inc.	4,800	48,173
ValueCommerce Co. Ltd.	600	8,207
		131,163
Metals & Mining — 1.2%
Asahi Holdings Inc.	1,200	17,530
Dowa Holdings Co. Ltd.	900	28,401
JFE Holdings Inc.	9,600	111,393
Mitsui Mining & Smelting Co. Ltd.	1,200	28,086
Nippon Steel Corp.	16,200	281,088
Sumitomo Metal Mining Co. Ltd.	4,200	147,583
Tokyo Steel Manufacturing Co. Ltd.	1,200	10,784
		624,865
Multiline Retail — 0.5%
Izumi Co. Ltd.	600	13,547
Pan Pacific International Holdings Corp.	8,400	156,023
Ryohin Keikaku Co. Ltd.	4,800	56,750
Seria Co. Ltd.	1,200	26,229
		252,549
Oil, Gas & Consumable Fuels — 1.1%
Cosmo Energy Holdings Co. Ltd.	1,200	31,764
ENEOS Holdings Inc.	63,600	216,584
Idemitsu Kosan Co. Ltd.	4,200	98,329
Inpex Corp.	18,000	193,418
Iwatani Corp.	600	26,278
		566,373
Paper & Forest Products — 0.1%
Daio Paper Corp.	1,800	13,810
Oji Holdings Corp.	14,400	58,162
		71,972
Personal Products — 1.8%
Fancl Corp.	1,800	36,647
Kao Corp.	8,400	333,484
Kobayashi Pharmaceutical Co. Ltd.	1,200	82,251
Kose Corp.	600	65,192
Rohto Pharmaceutical Co. Ltd.	3,600	63,235
Shiseido Co. Ltd.	7,200	352,898
		933,707
Pharmaceuticals — 7.2%
Astellas Pharma Inc.	33,640	511,517
Chugai Pharmaceutical Co. Ltd.	10,800	275,473
Daiichi Sankyo Co. Ltd.	30,609	985,202
Eisai Co. Ltd.	4,200	276,998
JCR Pharmaceuticals Co. Ltd.	1,200	15,286
Kaken Pharmaceutical Co. Ltd.	600	17,689
Kyowa Kirin Co. Ltd.	4,200	96,197
Nippon Shinyaku Co. Ltd.	600	34,050
Ono Pharmaceutical Co. Ltd.	6,600	154,266
Otsuka Holdings Co. Ltd.	8,400	273,947
Santen Pharmaceutical Co. Ltd.	7,200	58,669
Shionogi & Co. Ltd.	4,800	239,487
Sumitomo Pharma Co., Ltd.	2,400	18,191
Takeda Pharmaceutical Co. Ltd.	27,000	843,660
Towa Pharmaceutical Co. Ltd.	600	9,685
		3,810,317
Professional Services — 2.2%
BayCurrent Consulting Inc.	3,000	93,390
Benefit One Inc.	1,800	26,278
Security	Shares	Value

Professional Services (continued)
Dip Corp.	600	$17,159
en Japan Inc.	600	10,985
Fullcast Holdings Co. Ltd.	600	12,815
Meitec Corp.	1,200	21,768
Persol Holdings Co. Ltd.	4,200	89,333
Recruit Holdings Co. Ltd.	25,200	788,810
SMS Co. Ltd.	1,200	30,354
TechnoPro Holdings Inc.	2,400	63,896
UT Group Co. Ltd.	600	10,273
		1,165,061
Real Estate Management & Development — 2.5%
Aeon Mall Co. Ltd.	1,800	23,226
Daito Trust Construction Co. Ltd.	1,200	122,859
Daiwa House Industry Co. Ltd.	9,600	221,148
Hulic Co. Ltd.	7,800	61,250
Katitas Co. Ltd.	1,200	27,393
Mitsubishi Estate Co. Ltd.	21,600	279,797
Mitsui Fudosan Co. Ltd.	15,000	274,154
Nomura Real Estate Holdings Inc.	2,400	51,319
Relo Group Inc.	1,800	28,935
Starts Corp. Inc.	600	11,870
Sumitomo Realty & Development Co. Ltd.	6,000	141,408
Tokyo Tatemono Co. Ltd.	3,600	43,583
Tokyu Fudosan Holdings Corp.	10,200	48,370
		1,335,312
Road & Rail — 0.7%
Central Japan Railway Co.	2,900	356,061
Sankyu Inc.	600	21,952
Senko Group Holdings Co. Ltd.	1,200	8,798
		386,811
Semiconductors & Semiconductor Equipment — 3.4%
Advantest Corp.	3,000	192,146
Disco Corp.	600	171,013
Ferrotec Holdings Corp.	1,200	25,261
Japan Material Co. Ltd.	1,200	19,299
Lasertec Corp.	1,700	277,560
Optorun Co. Ltd.	600	10,150
Renesas Electronics Corp.(a)	24,600	217,421
SCREEN Holdings Co. Ltd.	600	38,260
Shinko Electric Industries Co. Ltd.	1,200	30,540
SUMCO Corp.	6,600	87,441
Tokyo Electron Ltd.	2,300	675,806
Tokyo Seimitsu Co. Ltd.	600	19,385
Ulvac Inc.	600	25,005
		1,789,287
Software — 0.3%
Justsystems Corp.	600	12,827
Oracle Corp. Japan	600	39,013
Rakus Co. Ltd.	1,800	21,573
Systena Corp.	6,000	18,610
Trend Micro Inc/Japan(a)	1,800	84,181
		176,204
Specialty Retail — 1.5%
ABC-Mart Inc.	600	33,918
Fast Retailing Co. Ltd.	500	304,267
Hikari Tsushin Inc.	600	84,452
Kohnan Shoji Co. Ltd.	600	15,577
K's Holdings Corp.	3,000	25,731
Nextage Co. Ltd.	1,200	23,022

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Nitori Holdings Co. Ltd.	1,500	$195,994
Nojima Corp.	1,200	12,961
T-Gaia Corp.	600	7,417
USS Co. Ltd.	3,600	57,121
Workman Co. Ltd.(b)	600	24,654
		785,114
Technology Hardware, Storage & Peripherals — 1.0%
Brother Industries Ltd.	4,800	72,546
Elecom Co. Ltd.	1,200	12,299
FUJIFILM Holdings Corp.	6,600	330,009
MCJ Co. Ltd.	1,200	8,635
Seiko Epson Corp.	4,800	69,835
Wacom Co. Ltd.	3,000	13,262
		506,586
Textiles, Apparel & Luxury Goods — 0.1%
Goldwin Inc.	600	43,417

Tobacco — 0.9%
Japan Tobacco Inc.	22,800	459,653

Trading Companies & Distributors — 6.3%
Hanwa Co. Ltd.	600	16,953
ITOCHU Corp.	22,800	715,299
Kanematsu Corp.	1,200	13,624
Marubeni Corp.	30,000	343,678
Mitsubishi Corp.	23,400	759,676
Mitsui & Co. Ltd.	27,000	786,394
MonotaRO Co. Ltd.	5,400	76,064
Nippon Steel Trading Corp.	600	42,036
Sojitz Corp.	3,620	68,974
Sumitomo Corp.	22,800	379,006
Toyota Tsusho Corp.	3,000	110,353
		3,312,057
Security	Shares	Value

Wireless Telecommunication Services — 4.0%
KDDI Corp.	23,400	$709,649
SoftBank Corp.	56,400	638,091
SoftBank Group Corp.	17,400	735,897
		2,083,637
Total Long-Term Investments — 99.7%
(Cost: $52,306,547)		52,504,210

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	24,751	24,759
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	30,000	30,000

Total Short-Term Securities — 0.1%
(Cost: $54,757)		54,759

Total Investments — 99.8%
(Cost: $52,361,304)		52,558,969

Other Assets Less Liabilities — 0.2%		85,328

Net Assets — 100.0%		$52,644,297

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$97,990	$—		$(73,878	)(a)	$648	$(1)	$24,759	24,751	$501	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	0	(a)	—		—	—	30,000	30,000	465		—
						$648	$(1)	$54,759		$966		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	9	03/09/23	$129	$(1,837)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$52,504,210	$—	$52,504,210
Money Market Funds	54,759	—	—	54,759
	$54,759	$52,504,210	$—	$52,558,969
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(1,837)	$—	$(1,837)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.